Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 22, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:  Preliminary Proxy Statement of

AST Niemann Capital Growth Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s preliminary proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the Niemann Capital Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate Niemann Capital Management, Inc. as the sole subadviser for the Niemann Capital Portfolio; (ii) retain Pyramis Global Advisors, LLC, a Fidelity Investments company (Pyramis), as the sole subadviser for the Portfolio; and (iii) have Pyramis implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by the shareholders of the Niemann Capital Portfolio, the revised fee schedule will become effective upon the addition of Pyramis as a subadviser to the Portfolio. Such addition is expected to occur at some point during the first calendar quarter of 2010. In turn, once Pyramis becomes a subadviser to the Portfolio, it is expected that: (i) Pyramis will commence implementation of its new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST Niemann Capital Growth Asset Allocation Portfolio to the AST Fidelity Investments® Pyramis® Asset Allocation Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective.  The repositioning of the Portfolio is described in greater detail in the Proxy Statement.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary

Fidelity Investments and Pyramis are registered service marks of FMR LLC. Used by permission.